Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party [Abstract]
RELATED PARTY
10.           RELATED PARTY

The Company paid commissions to a company that is owned by its Chief Executive Officer amounting to $7,000, $0, $16,000, $0 and $93,500 for the three and nine months ended September 30, 2013 and 2012, and for the period from September 3, 2009 (inception) through September 30, 2013, respectively, for business development related to installations of EV charging stations by the Company in accordance with a two-year support services contract that was in place prior to the CEO’s employment.

The Company incurred accounting and tax service fees for the three months and nine months ended September 30, 2013 and 2012 of $20,202, $37,055, $30,115, $68,913 and $99,028 for the period from September 3, 2009 (inception) through September 30, 2013 provided by a company that is partially owned by the Company’s Chief Financial Officer.

On April 29, 2013, the Company issued 2,200,000 warrants to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to replace a grant of 2,200,000 warrants which had recently expired.  The warrants vest immediately, expire three years from date of issuance and have an exercise price of $1.31.  The fair value of the warrants issued on the date of the grant was estimated at $2,253,119, which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 144% based on historical volatility; (2) a discount rate of 0.32%; (3) expected life of 3 years and (4) zero dividend yield.  The fair value of the warrants was determined based on the closing price on the date of the grant.

On August 26, 2013 the Company issued 3,433,335 warrants to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to replace a grant of 3,433,335 warrants which had recently expired.  The warrants vest immediately, expire three years from date of issuance and have an exercise price of $1.29.  The fair value of the warrants issued on the date of the grant was estimated at $3,380,926, which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 138% based on historical volatility; (2) an interest rate of 0.79%; (3) expected life of 3 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant.

As of September 30, 2013, the Company issued seven notes to a shareholder totaling $145,000 with interest at 12% per annum and payable on demand for working capital purposes.  As of September 30, 2013, the Company had repaid the shareholder two notes totaling $25,108 inclusive of accrued interest thereon.  The CEO of the Company has had numerous financial dealings with the lender over the years, including personal and business loans and investments. Interest expense for the three months and nine months ended September 30, 2013 was $1,512 and $1,545, respectively.

On March 29, 2012, the Company entered into a patent license agreement with a stockholder of the Company and a related party under common ownership.  Under terms of the agreement, the Company has agreed to pay royalties to the licensors equal to 10% of the gross profits received by the Company from bona fide commercial sales and/or use of the licensed products and licensed processes.  As of September 30, 2013, the Company has not incurred any royalty fees related to this agreement.

9.        RELATED PARTY

The Company paid consulting fees to a company that is owned by its Chief Executive Officer amounting to $0 and $100,000 for the years ended December 31, 2012 and 2011, respectively. These fees were paid pursuant to the terms of a two-year support services contract that was in place prior to the CEO’s employment. Additionally, the Company paid commissions totaling $77,500 during the year ended December 31, 2012 to this company for business development related to installations of EV charging stations by the Company in accordance with the support services contract. No commissions were paid to this Company during 2011.

The Company incurred accounting and tax service fees totaling $68,913 for the year ended December 31, 2012 provided by a company that is partially owned by the Company’s Chief Financial Officer.

On March 29, 2012, the Company entered into a patent license agreement with a stockholder of the Company and a related party under common ownership. Under terms of the agreement, the Company has agreed to pay royalties to the licensors equal to 10% of the gross profits received by the Company from bona fide commercial sales and/or use of the licensed products and licensed processes. As of December 31, 2012, the Company has not paid any royalty fees related to this agreement.